UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA        May 12, 2010
---------------------------   -----------------------   ----------------
        [Signature]                [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   25

Form 13F Information Table Value Total (x$1000):    $499,326



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - FIRST QUARTER 2010


                                   TITLE                            SHARES/
                                    OF                    VALUE    PRINCIPAL  SH/ PUT/ INVSMT  OTH       VOTING AUTHORITY
   NAME OF ISSUER                  CLASS        CUSIP    (x$1000)   AMOUNT    PRN CALL DSCRTN  MGRS     SOLE   SHARED  NONE
===========================================================================================================================

CISCO SYS INC                       COM       17275R102    24,078    925,000  SH        SOLE   N/A     925,000
E M C CORP MASS                     COM       268648102    39,688  2,200,000  SH        SOLE   N/A   2,200,000
FIRST SOLAR INC                     COM       336433107    20,667    168,500  SH        SOLE   N/A     168,500
GOOGLE INC                          CL A      38259P508    15,596     27,500  SH        SOLE   N/A      27,500
HEWLETT PACKARD CO                  COM       428236103    35,876    675,000  SH        SOLE   N/A     675,000
ISHARES TR INDEX                RUSSELL 2000  464287655     2,280     20,000  SH  PUT   SOLE   N/A           0
JABIL CIRCUIT INC                   COM       466313103    23,476  1,450,000  SH        SOLE   N/A   1,450,000
JUNIPER NETWORKS INC                COM       48203R104    25,311    825,000  SH        SOLE   N/A     825,000
KLA-TENCOR CORP                     COM       482480100     7,731    250,000  SH        SOLE   N/A     250,000
LAM RESEARCH CORP                   COM       512807108    14,928    400,000  SH        SOLE   N/A     400,000
MARVELL TECHNOLOGY GROUP LTD        ORD       G5876H105    39,002  1,910,000  SH        SOLE   N/A   1,910,000
MICROSOFT CORP                      COM       594918104    37,342  1,275,000  SH        SOLE   N/A   1,275,000
NATIONAL SEMICONDUCTOR CORP         COM       637640103    43,019  2,975,000  SH        SOLE   N/A   2,975,000
NETLOGIC MICROSYSTEMS INC           COM       64118B100     1,030     35,000  SH        SOLE   N/A      35,000
NOKIA CORP                     SPONSORED ADR  654902204    38,850  2,500,000  SH        SOLE   N/A   2,500,000
NOVELLUS SYS INC                    COM       670008101    11,870    475,000  SH        SOLE   N/A     475,000
POWERSHARES QQQ TRUST            UNIT SER 1   73935A104     1,061     91,500  SH  PUT   SOLE   N/A           0
QUALCOMM INC COM                    COM       747525103    36,715    875,000  SH        SOLE   N/A     875,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P 78462F103     1,405     55,000  SH  PUT   SOLE   N/A           0
SALESFORCE COM INC                  COM       79466L302     8,934    120,000  SH        SOLE   N/A     120,000
SEAGATE TECHNOLOGY                  SHS       G7945J104     3,667    200,800  SH        SOLE   N/A     200,800
SYMANTEC CORP                       COM       871503108    27,084  1,600,000  SH        SOLE   N/A   1,600,000
TEXAS INSTRS INC                    COM       882508104    19,145    782,400  SH        SOLE   N/A     782,400
TRINA SOLAR LIMITED               SPON ADR    89628E104     7,323    300,000  SH        SOLE   N/A     300,000
VARIAN SEMICONDUCTOR EQUIPMN        COM       922207105    13,248    400,000  SH        SOLE   N/A     400,000